Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign currency items
Foreign currency items Beginning balance	$ 790	$ 738
Foreign currency items, Other comprehensive income (loss) before reclassifications	161	52
Foreign currency items, Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	0	0
Foreign currency items, Ending balance	951	790	738
Unrealized gains/(losses) on securities
Unrealized gains/(losses) on securities, Beginning balance	27	616
Unrealized gains/(losses) on securities, Other comprehensive income (loss) before reclassifications	(12)	59
Unrealized gains/(losses) on securities, Reclassification adjustments for losses (gains) reclassified into income	8	(648)	(350)
Unrealized gains/(losses) on securities, Ending balance	23	27	616
Defined benefit pension plan
Defined Benefit pension plan, Beginning balance	(954)	(1,188)
Defined Benefit pension plan, Other comprehensive income (loss) before reclassifications	(432)	234
Defined Benefit pension plan, Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	0	0
Defined Benefit pension plan, Ending balance	(1,386)	(954)	(1,188)
Accumulated other comprehensive income (loss)
Accumulated other comprehensive income, Beginning balance	(137)	166
Accumulated other comprehensive income, Other comprehensive income (loss) before reclassifications	(283)	345
Accumulated other comprehensive income, Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	8	(648)
Accumulated other comprehensive income, Ending balance	$ (412)	$ (137)	$ 166